INCOME TAX - Income (loss) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
INCOME TAX
Outside China areas	¥ (28,280,145)	$ (4,167,978)	¥ (18,976,517)	¥ (27,573,933)
China	(3,366,460)	(496,155)	(24,723,180)	(23,861,877)
Loss before income tax	¥ (31,646,605)	$ (4,664,133)	¥ (43,699,697)	¥ (51,435,810)